Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (Details) - Bophelo Bio Science and Wellness (Pty) Ltd.	6 Months Ended
Jun. 30, 2022 USD ($)
Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	$ (2,338,342)
Cash	$ 800,794